EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
NOTE 10. EMPLOYEE BENEFITS

Classes of Benefits and Expenses by Employee

	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	598,070	647,280	627,614
Wages and salaries	577,634	628,093	602,936
Severance indemnities	20,436	19,187	24,678

	2020	2019	2018
Discount rate	1.81%	1.81%	2.82%
Inflation	3.00%	3.00%	3.00%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate (1)	RV-2014	RV-2014	RV-2014

(1)
For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the RV-2014, which is based on Chilean pensi
o
ner experience from 2006-2013 (SP & SVS, 2013). The mortality tables distinguish between males and females.

20 20
Sensitivities to assumptions	ThU.S.$

Discount rate
Increase in 100 bps	(6,408)
Decrease in 100 bps	7,033

Wage growth rates
Increase in 100 bps	6,511
Decrease in 100 bps	(5,651)

The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2020 and 2019:

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Current	6,786	5,965
Non-current	74,609	69,464
Total	81,395	75,429

	12-31-2020	12-31-2019
Reconciliation of the present value of severance indemnities obligations	ThU.S.$	ThU.S.$
Opening balance	75,429	70,551
Business combinations	-	462
Current service cost	6,298	5,884
Interest cost	3,802	3,855
(Gains) losses from changes in actuarial assumptions	159	6,095
Actuarial gains and losses arising from experience	124	(3,440)
Benefits paid	(8,323)	(3,028)
Increase (decrease) for foreign currency exchange rates changes	3,906	(4,950)
Closing balance	81,395	75,429